SCHEDULE OF UNAUDITED PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Yundian [Member]
Business Combination [Line Items]
Revenue			$ 21,595	$ 10,978,767
Net loss			$ 952,590	(11,219,853)
Code Beating [Member]
Business Combination [Line Items]
Revenue		$ 8,680,972		11,977,268
Net loss		$ (596,412)		(11,218,447)
Yuanxing [Member]
Business Combination [Line Items]
Revenue	$ 537,252			12,540,220
Net loss	$ 169,034			$ (10,811,082)